Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Dec. 18, 2024	Mar. 31, 2025
Commitments and Contingencies [Abstract]
Recoupable sales guarantee payable	$ 5,000,000
Non recoupable sales guarantee payable	$ 5,000,000
Sales guarantee commitment		$ 3,000,000